14. Loans, Debentures, and Finance Leases (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Future disbursements		R$ 70,052
Up to 1 Year
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Future disbursements		5,032
From 1 to 2 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Future disbursements		4,876
From 2 to 3 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Future disbursements		4,876
From 3 to 4 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Future disbursements		4,876
From 4 to 5 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Future disbursements		4,876
More than 5 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Future disbursements		45,516
LPG bottling facilities
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Future disbursements	R$ 68,176	69,896
LPG bottling facilities | Up to 1 Year
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Future disbursements	5,113	4,876
LPG bottling facilities | From 1 to 2 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Future disbursements	5,113	4,876
LPG bottling facilities | From 2 to 3 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Future disbursements	5,113	4,876
LPG bottling facilities | From 3 to 4 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Future disbursements	5,113	4,876
LPG bottling facilities | From 4 to 5 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Future disbursements	5,113	4,876
LPG bottling facilities | More than 5 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Future disbursements	R$ 42,611	45,516
Software
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Future disbursements		156
Software | Up to 1 Year
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Future disbursements		156
Software | From 1 to 2 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Future disbursements		0
Software | From 2 to 3 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Future disbursements		0
Software | From 3 to 4 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Future disbursements		0
Software | From 4 to 5 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Future disbursements		0
Software | More than 5 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Future disbursements		R$ 0